Shareholder Fees	May 01, 2025 USD ($)
Johnson Equity Income Fund | Johnson Equity Income Fund | Class I
Prospectus [Line Items]
Redemption Fee	$ 0
Exchange Fee	0
Johnson Equity Income Fund | Johnson Equity Income Fund | Class S
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Opportunity Fund | Johnson Opportunity Fund | Class I
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Opportunity Fund | Johnson Opportunity Fund | Class S
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson International Fund | Johnson International Fund | Johnson International Fund
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class I
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class F
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class S
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Class I
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Class F
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Class I
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Class F
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	0
Johnson Municipal Income Fund | Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus [Line Items]
Redemption Fee	0
Exchange Fee	$ 0